RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Notes Payable
	December 31,
	2013	2012
Notes receivable from related party:
Shanghai Pujiang, due June 6, 2014	$3,228,775	$-
Shanghai Pujiang, due March 12, 2014, subsequently settled on due date	1,614,387
Ossen Material Research, due May 19, 2014	4,843,163	-
Ossen Material Research, due March 9, 2014, subsequently settled on due date	1,614,387
Ossen Material Research, due February 20, 2014, subsequently settled on due date	1,614,387
Zhejiang Pujiang, due January 7, 2013, subsequently settled on due date	-	1,830,208
	$12,915,099	$1,830,208

Schedule of Amounts Due to Related Parties
	December 31,
	2013	2012
Due to related party:
Ossen Material Research	$16,911	$-
	$16,911	$-
	December 31,
	2013	2012
Due to shareholder:
Dr. Tang	$50,000	$-
	$50,000	$-

Summary of Related Party Transactions
		December 31,
		2013	2012	2011
Ossen Material Research	Ossen Material Research provided guarantee for the bank loans borrowed by the Company	$4,035,969	$9,985,370	$26,105,707
	Ossen Material Research provided guarantee together with SOI for the short-term bank loans borrowed by the Company	$-	$4,755,413	$4,718,094
	Ossen Material Research provided guarantee together with Ossen Shanghai and Dr. Tang for the short-term bank loans borrowed by the Company	1,937,265	-	-
	Ossen Material Research provided guarantee together with Zhaoyang for the short-term bank loans borrowed by the Company	$-	$4,755,413	$-
	Ossen Material Research provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$3,228,775	$11,095,964	$1,572,698
	Ossen Material Research provided guarantee for the notes payable issued by the bank	$3,228,775	$22,984,497	$3,145,396
	Ossen Material Research provided guarantee together with Zhaoyang for the notes payable issued by the bank	$-	$3,170,275	$9,672,092
	The Company provided guarantee for the short-term bank loans borrowed by Ossen Material Research	$4,843,162	$-	$2,395,047
	Ossen Material Research sold raw materials to the Company	$2,056,102	$2,999,097	$-
SOI	SOI provided guarantee for the short-term bank loans borrowed by the Company	$-	$3,170,275	$12,376,238
	SOI provided guarantee together with Ossen Material Research for the short-term bank loans borrowed by the Company	$-	$4,755,413	$4,718,094
	SOI provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$-	$-	$1,572,698

Ossen Shanghai	Ossen Shanghai provided guarantee together with Ossen Material Research and Dr. Tang for the short-term bank loans borrowed by the Company	$1,937,265	$-	$-
Zhaoyang	Zhaoyang provided guarantee for the notes payable issued by the bank	$-	$-	$7,784,855
	Zhaoyang provided guarantee together with Ossen Material Research for the short-term bank loans borrowed by the Company	$-	$4,755,413	$-
	Zhaoyang provided guarantee together with Ossen Material Research for the notes payable issued by the bank	$-	$3,170,275	$9,672,092
	Zhaoyang purchased products from the Company	$5,148,724	$7,136,843	$7,775,696

Shanghai Zhaoyang New Metal Material Co., Ltd. ("Zhaoyang") was no longer the Company's related party following the Stock Transfer Agreement signed on March 31, 2013 with 30% interest in Ossen Shanghai was transferred to Dr. Tang.

Shanghai Pujiang	Shanghai Pujiang purchased products from the Company	$-	$-	$12,931,551
	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$11,300,712	$15,851,377	$13,367,933
	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$17,550,330	$12,866,563	$-

Zhejiang Pujiang	Zhejiang Pujiang purchased products from the Company	$-	$440,107	$102,622-